Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Loss before income tax	$ (4,916,682)	$ (760,586)
Adjustments for:
- Prepaid forward purchase agreement written-off		969
- Write-back of deferred underwriting fees payable		(153,125)
- Share compensation expense	1,237,876
- Depreciation of property, plant and equipment	1,622,290	1,602,096
- Amortisation of intangible assets	1,633,857	1,118,678
- Interest income	(20)	(7)
- Interest expense	292,656	350,145
- Gain on disposal of property, plant and equipment	(73,730)
- Foreign exchange adjustments	(198,466)	89,978
Total Adjustments	(402,219)	2,248,148
Changes in operating assets and liabilities:
- Trade and other receivables	(98,297)	(190,416)
- Inventories	139,936	(376,010)
- Trade and other payables	674,585	(2,123,660)
- Deferred underwriting fees payable		(2,600,000)
Net cash generated from/(used in) operating activities	314,005	(3,041,938)
Cash flows from investing activities
Purchase of property, plant and equipment	(1,200,038)	(304,755)
Proceeds from disposal of property, plant and equipment	73,730
Additions to intangible assets	(1,122,174)	(1,714,524)
Interest received	20	7
Net cash used in investing activities	(2,248,462)	(2,019,272)
Cash flows from financing activities
Repayment of bank borrowings	(1,118,278)	(1,380,703)
Proceeds from shares issuance	760,000	7,500,000
Proceeds from shares application	1,240,000
Shares issuance expense	(40,768)	(174,387)
Loan from/ (repayment to) shareholders	940,799	(56,063)
Loan from/ (repayment to) directors	436,062	(13,586)
Repayments of lease liabilities	(217,531)	(195,785)
Interest paid	(292,656)	(350,145)
Net cash generated from financing activities	1,707,628	5,329,331
Net (decrease)/increase in cash and bank balances	(226,829)	268,121
Cash and cash equivalents
Effects of exchange rate changes on cash and cash equivalents	125,556
Beginning of the financial year	634,882	366,761
End of financial year	533,609	634,882
Beginning balance	6,397,489	7,945,285
Changes from financing cash flows:
Proceeds from loans from shareholders and directors	1,376,861
Repayments of loans from shareholders and directors		(69,649)
Repayment of bank loans	(1,118,278)	(1,380,703)
Principal element of lease payments	(217,531)	(195,785)
Borrowing cost paid	(292,656)	(350,145)
Total change from financing cash flows	(251,604)	(1,996,282)
Other changes:
Exchange adjustments	397,184	(175,118)
New lease	103,462	273,459
Interest expenses	292,656	350,145
Total other changes	793,302	448,486
Ending balance	6,939,187	6,397,489
Lease liabilities [member]
Adjustments for:
- Interest expense	61,362	53,725
Cash and cash equivalents
Beginning balance	2,147,956	2,166,806
Changes from financing cash flows:
Proceeds from loans from shareholders and directors
Repayments of loans from shareholders and directors
Repayment of bank loans
Principal element of lease payments	(217,531)	(195,785)
Borrowing cost paid	(61,362)	(53,725)
Total change from financing cash flows	(278,893)	(249,510)
Other changes:
Exchange adjustments	98,382	(96,524)
New lease	103,462	273,459
Interest expenses	61,362	53,725
Total other changes	263,206	230,660
Ending balance	2,132,269	2,147,956
Interest- bearing bank and other borrowings [member]
Cash and cash equivalents
Beginning balance	4,249,533	5,778,479
Changes from financing cash flows:
Proceeds from loans from shareholders and directors	1,376,861
Repayments of loans from shareholders and directors		(69,649)
Repayment of bank loans	(1,118,278)	(1,380,703)
Principal element of lease payments
Borrowing cost paid	(231,294)	(296,420)
Total change from financing cash flows	27,289	(1,746,772)
Other changes:
Exchange adjustments	298,802	(78,594)
New lease
Interest expenses	231,294	296,420
Total other changes	530,096	217,826
Ending balance	$ 4,806,918	$ 4,249,533